Other Non-current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-current Assets
12.
Other non-current assets

Other non-current assets consisted of the following:

	As of December 31,
	2021	2022
	(US$ thousand)

Prepayment for a long-term investment	$—	$1,903
Long-term deposits	1,136	772
Equipment in-transit	273	63
Deferred financing costs	2,289	—
Others	221	150
	$3,919	$2,888